Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 12, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cleco Power [Member]
Operating revenue [Abstract]
Electric operations			$ 1,091,229	$ 1,142,389	$ 1,225,960
Other operations			68,573	67,109	64,893
Affiliate revenue			884	1,142	1,326
Gross operating revenue			1,160,686	1,210,640	1,292,179
Electric customer credits			(1,513)	(2,173)	(23,530)
Operating revenue, net			1,159,173	1,208,467	1,268,649
Operating expenses [Abstract]
Fuel used for electric generation			346,520	373,117	322,696
Power purchased for utility customers			119,586	130,095	247,686
Other operations			125,892	128,697	116,664
Maintenance			93,340	87,416	96,054
Depreciation and amortization			146,142	147,839	144,026
Taxes other than income taxes			48,287	47,102	41,812
Merger transaction and commitment costs			151,501	0	0
Gain on sales of assets			(1,095)	0	(4)
Total operating expenses			1,030,173	914,266	968,934
Operating income (loss)			129,000	294,201	299,715
Interest income			860	725	1,707
Allowance for equity funds used during construction			4,458	3,063	5,380
Other income			1,601	1,764	1,483
Other expense			(1,976)	(2,549)	(2,322)
Interest charges [Abstract]
Interest charges, including amortization of debt issuance costs, premiums, and discounts, net			77,739	77,446	76,253
Allowance for borrowed funds used during construction			(1,293)	(886)	(1,580)
Total interest charges			76,446	76,560	74,673
(Loss) income before income taxes			57,497	220,644	231,290
Federal and state income tax (benefit) expense			18,369	79,294	76,974
Net (loss) income			$ 39,128	141,350	154,316
Predecessor [Member]
Operating revenue [Abstract]
Electric operations	$ 281,154			1,142,389	1,225,960
Other operations	19,080			69,186	67,055
Affiliate revenue	0			0	0
Gross operating revenue	300,234			1,211,575	1,293,015
Electric customer credits	(364)			(2,173)	(23,530)
Operating revenue, net	299,870			1,209,402	1,269,485
Operating expenses [Abstract]
Fuel used for electric generation	96,378			373,117	322,696
Power purchased for utility customers	27,249			130,095	242,219
Other operations	33,563			127,410	117,369
Maintenance	29,813			88,137	98,999
Depreciation and amortization	44,076			149,579	146,505
Taxes other than income taxes	14,611			49,134	43,924
Merger transaction and commitment costs	34,912			4,591	17,848
Gain on sales of assets	(1,095)			0	(6,107)
Total operating expenses	279,507			922,063	983,453
Operating income (loss)	20,363			287,339	286,032
Interest income	265			895	1,768
Allowance for equity funds used during construction	723			3,063	5,380
Other income	870			1,443	4,790
Other expense	(590)			(3,376)	(2,509)
Interest charges [Abstract]
Interest charges, including amortization of debt issuance costs, premiums, and discounts, net	22,330			78,877	75,186
Allowance for borrowed funds used during construction	(207)			(886)	(1,580)
Total interest charges	22,123			77,991	73,606
(Loss) income before income taxes	(492)			211,373	221,855
Federal and state income tax (benefit) expense	3,468			77,704	67,116
Net (loss) income	$ (3,960)			$ 133,669	$ 154,739
Successor [Member]
Operating revenue [Abstract]
Electric operations		$ 802,592
Other operations		51,562
Affiliate revenue		0
Gross operating revenue		854,154
Electric customer credits		(1,149)
Operating revenue, net		853,005
Operating expenses [Abstract]
Fuel used for electric generation		250,142
Power purchased for utility customers		92,337
Other operations		90,313
Maintenance		63,944
Depreciation and amortization		109,739
Taxes other than income taxes		35,543
Merger transaction and commitment costs		174,696
Gain on sales of assets		0
Total operating expenses		816,714
Operating income (loss)		36,291
Interest income		840
Allowance for equity funds used during construction		3,735
Other income		3,350
Other expense		(1,385)
Interest charges [Abstract]
Interest charges, including amortization of debt issuance costs, premiums, and discounts, net		90,852
Allowance for borrowed funds used during construction		(1,086)
Total interest charges		89,766
(Loss) income before income taxes		(46,935)
Federal and state income tax (benefit) expense		(22,822)
Net (loss) income		$ (24,113)